Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 440,098	$ 418,978
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	44	241
Fair value	$ 1	$ 3
Weighted average maturity (in years)	2 years	1 year
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 16	$ 136
Fair value		$ 2
Weighted average maturity (in years)	1 year	1 year
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 28	$ 105
Fair value	$ 1	$ 1
Weighted average maturity (in years)	2 years	2 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	$ 44	$ 241
Fair value	$ 1	$ 3
Weighted average maturity (in years)	2 years	1 year